Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2021	$1,340	$27,435	$4,006	7,013	$39,794
Additions	16	1,842	373	437	2,668
Disposals	(20)	(415)	(3)	(756)	(1,194)
Reclassification	94	—	(94)	—	—
Exchange difference	7	(20)	60	—	47
At December 31, 2021	1,437	28,842	4,342	6,694	41,315
Additions	15	3,891	222	458	4,586
Disposals	—	(175)	(54)	(73)	(302)
Exchange difference	(35)	(178)	(123)	—	(336)
At December 31, 2022	1,417	32,380	4,387	7,079	45,263
Additions	75	1,812	220	767	2,874
Disposals	—	(2)	(3)	(414)	(419)
Exchange difference	10	107	16	—	133
At December 31, 2023	$1,502	$34,297	$4,620	$7,432	$47,851
Depreciation and impairment:
At January 1, 2021	1,233	23,323	3,694	2,357	30,607
Depreciation charge for the year	45	1,869	181	1,259	3,354
Reclassification	19	—	(19)	—	—
Disposals	(12)	(372)	(3)	(296)	(683)
Exchange difference	1	(15)	41	—	27
At December 31, 2021	1,286	24,805	3,894	3,320	33,305
Depreciation charge for the year	67	2,441	241	1,230	3,979
Disposals	—	(153)	(52)	(73)	(278)
Exchange difference	(20)	(122)	(90)	—	(232)
At December 31, 2022	1,333	26,971	3,993	4,477	36,774
Depreciation charge for the year	41	2,421	198	1,223	3,883
Impairment	—	711	—	—	711
Disposals	—	(2)	—	(414)	(416)
Exchange difference	7	69	8	—	84
At December 31, 2023	$1,381	$30,170	$4,199	5,286	$41,036
Net book value:
At January 1, 2021	$107	$4,112	$312	4,656	$9,187
At December 31, 2021	151	4,037	448	3,374	8,010
At December 31, 2022	84	5,409	394	2,602	8,489
At December 31, 2023	$121	$4,127	$421	2,146	$6,815
Right-of-use assets as of December 31, 2023 relate to real-estate leases ($7,212,000, gross, $6,859,000, gross as of December 31, 2022 and $6,474,000, gross as of December 31, 2021) as well as IT and office equipment leases ($220,000, gross, $220,000, gross as of December 31, 2022 and 2021).
In the year ended December 31, 2023, the Company recognized an impairment loss of $707,000 related to a production equipment with the carrying amount is not recoverable.